Schedule of Investments (unaudited) August 31, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.4%

State(a) — 0.2%
Territory of Guam, Refunding RB
Series F, 4.00%, 01/01/36	$300	$351,600
Series F, 4.00%, 01/01/42	385	440,136

		791,736

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	500	611,095

Total Municipal Bonds in Guam		1,402,831

New Jersey — 76.2%

Corporate — 2.2%
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	4,200	4,638,144
New Jersey Economic Development Authority, Refunding RB 3.38%, 04/01/38	1,360	1,414,808
3.50%, 04/01/42	720	746,474
Series A, AMT, 2.20%, 10/01/39(b)	2,130	2,286,811

		9,086,237

County/City/Special District/School District — 17.9%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,552,354
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,020	1,140,513
5.25%, 11/01/44	1,590	1,752,228
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(c)	860	1,048,503
City of East Orange New Jesery, Refunding GO
(AGM), 3.00%, 09/15/30	2,200	2,430,846
(AGM), 3.00%, 09/15/31	2,200	2,423,014
City of Perth Amboy New Jersey, Refunding GO, Series A, (BAM), 4.00%, 03/15/29	1,200	1,457,436
Clifton Board Of Education GO
(AGM SCH BD RES FD), 2.25%, 08/15/45	1,850	1,835,736
(AGM SCH BD RES FD), 2.25%, 08/15/46	1,850	1,822,879
County of Mercer New Jersey, Refunding GO 2.38%, 02/15/30	1,400	1,514,590
3.00%, 02/15/31	1,585	1,749,380
Egg Harbor Township School District, Refunding GO, (AGM SCH BD RES FD), 5.75%, 07/15/25	2,000	2,407,420
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,470	8,528,424
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	2,046,225
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	1,083,355
(SCH BD RES FD), 4.00%, 07/15/39	840	986,966
Hudson County Improvement Authority, RB 3.00%, 10/01/36	5,950	6,653,171
4.00%, 10/01/51	3,500	4,138,225
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/38	250	302,263
Series B, (GTD), 4.00%, 12/01/39	590	711,050
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,378,591

Security	Par (000)	Value

County/City/Special District/School District (continued)
New Jersey Economic Development Authority, RB 5.00%, 06/15/23(c)	$2,000	$2,172,620
Series AAA, 5.00%, 06/15/41	1,990	2,386,289
Series KK, 5.00%, 09/01/22(c)	1,070	1,121,981
Series B, AMT, 6.50%, 04/01/31	1,725	1,876,990
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	2,500	2,754,000
Newark Board of Education, Refunding GO
(SCH BD RES FD), 5.00%, 07/15/22	75	78,149
(SCH BD RES FD), 5.00%, 07/15/23	150	163,403
(SCH BD RES FD), 5.00%, 07/15/24	225	255,173
(BAM SCH BD RES FD), 5.00%, 07/15/25	125	146,813
(BAM SCH BD RES FD), 5.00%, 07/15/26	140	169,394
(BAM SCH BD RES FD), 5.00%, 07/15/27	175	217,460
(BAM SCH BD RES FD), 3.00%, 07/15/39	630	682,252
Sparta Township Board of Education, Refunding GO, (SCH BD RES FD), 5.00%, 02/15/25(c)	1,350	1,569,443
Toms River Board of Education, GO, (SCH BD RES FD), 3.00%, 07/15/37	4,605	4,924,679
Township of Bloomfield New Jersey, Refunding GO 3.00%, 02/01/32	1,000	1,101,150
3.00%, 02/01/33	1,040	1,141,317
Township of Irvington New Jersey, Refunding GO, Series A, (AGM), 5.00%, 07/15/31	2,445	2,751,016
Township of Monroe New Jersey/Gloucester County, Refunding GO 3.00%, 05/01/32	405	441,081
3.00%, 06/01/37	385	409,917
3.00%, 06/01/38	410	435,002
Union County Utilities Authority, Refunding RB,
Series A, AMT, (GTD), 4.75%, 12/01/31	1,250	1,263,463

		73,024,761

Education — 9.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,370,837
Gloucester County Improvement Authority, RB 5.00%, 07/01/44	530	609,569
Series A, 5.00%, 07/01/34	1,855	2,148,888
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,000	1,093,310
Series A, 5.00%, 07/01/27(d)	170	188,017
Series A, 5.13%, 11/01/29(d)	100	113,832
Series A, 5.25%, 07/01/37(d)	470	525,084
Series A, 6.25%, 11/01/38(d)	210	252,412
Series A, 5.00%, 06/15/39(d)	825	919,842
Series A, 5.00%, 07/01/47	265	282,866
Series A, 5.38%, 07/01/47(d)	815	897,217
Series A, 5.00%, 12/01/48	2,190	2,513,923
Series A, 5.00%, 06/15/49(d)	135	148,131
Series A, 5.00%, 07/01/50	200	235,166
Series A, 6.50%, 11/01/52(d)	1,210	1,429,458
Series A, 5.25%, 11/01/54(d)	1,100	1,179,167
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	3,298,586
(AGM), 5.00%, 06/01/42	690	818,926
Series A, 3.50%, 09/01/22(d)	40	40,884
Series A, 4.75%, 08/01/24(d)	150	156,584
Series A, 5.63%, 08/01/34(d)	250	265,390
Series A, 5.00%, 09/01/37(d)	315	360,051
Series A, 5.88%, 08/01/44(d)	430	454,015

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Economic Development Authority,
Refunding RB (continued)
Series A, 5.13%, 09/01/52(d)	$1,000	$1,116,430
New Jersey Educational Facilities Authority, RB
Series C, (AGM), 3.25%, 07/01/49	290	312,020
Series C, (AGM), 4.00%, 07/01/50	245	284,097
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,005	2,249,490
Series B, 5.00%, 07/01/32	2,465	2,947,327
Series B, 5.00%, 07/01/42	560	580,300
Series H, (AGM), 4.00%, 07/01/39	715	792,313
New Jersey Higher Education Student Assistance Authority, RB, Sub-Series C, AMT, 4.00%, 12/01/48	700	759,920
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series A, 2.38%, 12/01/29	1,120	1,164,632
1st Series, AMT, 5.75%, 12/01/28	330	333,765
Series B, AMT, 3.00%, 12/01/32	1,835	1,920,970
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	1,089,026
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(c)	460	478,635
Series A, 5.00%, 07/01/40	5,000	5,792,550

		39,123,630

Health — 10.9%
New Jersey Economic Development Authority, Refunding RB 5.00%, 01/01/34	270	312,957
5.00%, 01/01/39	270	307,382
New Jersey Health Care Facilities Financing Authority, RB 5.00%, 07/01/42	4,660	5,632,495
4.00%, 07/01/44	4,120	4,745,457
Series A, 5.25%, 07/01/35	1,460	1,590,422
Series A, 5.00%, 07/01/39	1,150	1,292,692
Series A, 5.00%, 07/01/43	1,535	1,721,288
Series A, 5.50%, 07/01/43	920	1,002,846
New Jersey Health Care Facilities Financing Authority, Refunding RB 5.00%, 07/01/24(c)	2,950	3,348,869
5.00%, 07/01/27	1,500	1,560,135
5.00%, 07/01/29	285	316,116
5.00%, 07/01/34	1,000	1,204,700
5.00%, 08/15/34	460	500,526
5.00%, 07/01/39	4,060	4,866,519
4.00%, 07/01/41	1,000	1,138,310
Series A, 5.00%, 07/01/22(c)	3,230	3,360,691
Series A, 4.00%, 07/01/32	2,300	2,665,056
Series A, 5.00%, 07/01/37	6,000	7,392,420
Series A, 5.00%, 07/01/43	1,290	1,543,163

		44,502,044

Housing — 2.5%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, 2.15%, 10/01/41	930	905,662
Series H, 2.30%, 10/01/46	695	673,830
Series H, 2.40%, 04/01/52	695	675,679

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	$240	$235,913
Series A, 4.00%, 11/01/48	150	162,579
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	215,259
Series A, 4.10%, 11/01/53	100	107,955
Series A, (HUD SECT 8), 2.63%, 11/01/56	220	216,854
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	1,035	1,141,998
Series E, 2.25%, 10/01/40	810	821,405
Series E, 2.40%, 10/01/45	620	629,015
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,801,556
Series A, 4.38%, 12/01/33	2,515	2,683,782

		10,271,487

State — 14.8%
Casino Reinvestment Development Authority, Inc., Refunding RB, (AGM), 4.00%, 11/01/34	500	532,350
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	2,565	3,209,841
Garden State Preservation Trust, RB, CAB(e)
Series B, (AGM), 0.00%, 11/01/24	10,000	9,766,400
Series B, (AGM), 0.00%, 11/01/27	4,135	3,788,818
New Jersey Economic Development Authority, RB 4.00%, 06/15/49	1,190	1,359,492
Series A, (NPFGC), 5.25%, 07/01/26	1,000	1,215,450
Series A, 5.00%, 06/15/42	4,545	5,475,725
Series DDD, 5.00%, 06/15/42	3,000	3,610,560
Series EEE, 5.00%, 06/15/43	2,155	2,661,102
Series QQQ, 4.00%, 06/15/50	1,075	1,246,097
New Jersey Economic Development Authority, Refunding RB 5.00%, 06/15/22	1,700	1,757,528
5.00%, 06/15/29	640	661,625
Series N-1, (AMBAC), 5.50%, 09/01/26	600	740,568
Series PP, 4.00%, 06/15/30	4,875	5,348,509
Sub-Series A, 5.00%, 07/01/33	125	148,567
Sub-Series A, 4.00%, 07/01/34	165	184,589
New Jersey Educational Facilities Authority, RB, Series A, 5.00%, 09/01/33	1,750	1,978,060
New Jersey Health Care Facilities Financing Authority, RB, 5.00%, 09/15/29	2,000	2,170,620
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	2,380	2,787,218
State of New Jersey, GO 2.00%, 06/01/37	2,600	2,564,848
Series A, 4.00%, 06/01/32	7,370	9,290,696

		60,498,663

Tobacco — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,500	1,794,930
Series A, 5.25%, 06/01/46	915	1,114,195
Sub-Series B, 5.00%, 06/01/46	2,000	2,378,740

		5,287,865

Transportation — 16.5%
New Jersey Economic Development Authority, RB AMT, (AGM), 5.13%, 01/01/39	1,000	1,094,080

2

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Economic Development Authority, RB (continued)
AMT, (AGM), 5.13%, 07/01/42	$1,000	$1,092,080
AMT, 5.38%, 01/01/43	905	995,681
New Jersey Transportation Trust Fund Authority Refunding RB, Series A, 4.00%, 06/15/36	1,435	1,722,761
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	1,250	1,494,000
Series AA, 5.25%, 06/15/31	2,000	2,173,280
Series AA, 5.00%, 06/15/45	1,000	1,148,570
Series AA, 4.00%, 06/15/50	1,100	1,271,710
Series B, 5.00%, 06/15/33	550	689,161
Series BB, 5.00%, 06/15/44	500	616,870
Series BB, 4.00%, 06/15/50	2,545	2,883,765
Series BB, 5.00%, 06/15/50	535	654,428
Series S, 5.25%, 06/15/43	1,720	2,176,282
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/32	10,000	7,930,400
Series A, 0.00%, 12/15/35	8,900	6,518,538
Series A, 0.00%, 12/15/38	10,000	6,661,900
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/26	300	360,960
Series A, 5.00%, 06/15/31	3,230	3,927,637
Series A, 5.00%, 06/15/32	500	665,035
Series A, 5.00%, 12/15/32	1,775	2,227,625
Series A, 4.00%, 06/15/34	1,300	1,577,784
Series A, 4.00%, 06/15/35	2,400	2,899,344
Series A, 5.00%, 12/15/35	455	566,602
Series B, (NPFGC), 5.50%, 12/15/21	1,800	1,827,918
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,282,500
New Jersey Turnpike Authority, Refunding RB
Series A, (BHAC-CR AGM), 5.25%, 01/01/30	1,000	1,343,080
Series B, 5.00%, 01/01/34	1,600	1,997,408
Series E, 5.00%, 01/01/32	1,350	1,698,556
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	3,545	4,426,216
South Jersey Transportation Authority, Refunding RB
Series A, 5.00%, 11/01/22(c)	295	311,709
Series A, 5.00%, 11/01/32	440	497,262
Series A, 5.00%, 11/01/33	250	282,315
Series A, 5.00%, 11/01/39	1,500	1,686,630

		67,702,087

Utilities — 0.5%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24	340	365,194
New Jersey Infrastructure Bank, RB 2.00%, 09/01/42	205	205,652
2.00%, 09/01/43	240	240,782
Series B, AMT, 5.00%, 09/01/21(c)(f)	1,355	1,355,000

		2,166,628

Total Municipal Bonds in New Jersey		311,663,402

New York — 4.6%

Transportation — 4.6%
Port Authority of New York & New Jersey, ARB Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,154,340

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued)
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	$2,345	$2,797,773
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	3,545	4,049,489
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,170	2,515,833
Port Authority of New York & New Jersey, Refunding ARB
Series 205th, 5.00%, 11/15/42	1,975	2,427,709
178th Series, AMT, 5.00%, 12/01/43	285	312,069
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	500	502,705
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	3,000	3,382,950
Series 223, AMT, 4.00%, 07/15/51	1,540	1,789,465

Total Municipal Bonds in New York		18,932,333

Pennsylvania — 0.5%

Transportation — 0.5%
Delaware River Port Authority, RB, 5.00%, 01/01/40	1,500	1,653,840
Delaware River Port Authority, Refunding RB, 5.00%, 01/01/27	415	441,485

Total Municipal Bonds in Pennsylvania		2,095,325

Puerto Rico — 3.1%

State — 2.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,932	3,356,231
Series A-1, Restructured, 5.00%, 07/01/58	3,105	3,588,604
Series A-2, Restructured, 4.33%, 07/01/40	580	655,481
Series A-2, Restructured, 4.78%, 07/01/58	1,757	2,009,200
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/46	1,842	612,668
Series A-1, Restructured, 0.00%, 07/01/51	1,885	454,021
Series B-1, Restructured, 0.00%, 07/01/46	567	188,839

		10,865,044

Utilities — 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.13%, 07/01/37	160	166,648
Series A, Senior Lien, 5.25%, 07/01/42	1,445	1,506,528

		1,673,176

Total Municipal Bonds in Puerto Rico		12,538,220

Total Municipal Bonds — 84.8% (Cost: $309,062,901)		346,632,111

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

New Jersey — 7.9%

County/City/Special District/School District — 2.5%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	1,440	1,716,077
Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	2,000	2,007,700
Series A, AMT, 5.25%, 12/01/31	6,300	6,375,663

		10,099,440

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education — 3.4%
New Jersey Economic Development Authority, Refunding RB
AMT, 3.00%, 08/01/41	$4,622	$4,679,269
AMT, 3.00%, 08/01/43(h)	6,648	6,729,735
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	2,500	2,701,750

		14,110,754

Health — 2.0%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/47	7,332	8,202,105

Total Municipal Bonds in New Jersey		32,412,299

New York — 0.4%

Transportation — 0.4%
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	1,455	1,709,872

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.3% (Cost: $32,687,454)		34,122,171

Total Long-Term Investments — 93.1% (Cost: $341,750,355)		380,754,282

Short-Term Securities

Commercial Paper — 2.2%
Port Authority of New York & New Jersey, Refunding ARB, 0.16%, 10/01/21	8,840	8,840,509

		8,840,509

Security	Shares	Value

Money Market Funds — 8.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	34,818,130	$34,825,094

Total Short-Term Securities — 10.7% (Cost: $43,663,701)		43,665,603

Total Investments — 103.8% (Cost: $385,414,056)		424,419,885

Other Assets Less Liabilities — 0.6%		2,351,822

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%		(17,974,895)

Net Assets — 100.0%		$408,796,812

(a)	When-issued security.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 1, 2037, is $5,808,746.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$28,655,380	$6,169,715	(a)	$—	$212	$(213)	$34,825,094	34,818,130	$401	$—

(a)	Represents net amount purchased (sold).

4

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	97	12/21/21	$12,940	$(45,866)
U.S. Long Bond	52	12/21/21	8,481	(36,966)
5-Year U.S. Treasury Note	68	12/31/21	8,412	(27,236)

				$(110,068)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$346,632,111	$—	$346,632,111
Municipal Bonds Transferred to Tender Option Bond Trusts	—	34,122,171	—	34,122,171
Short-Term Securities
Commercial Paper	—	8,840,509	—	8,840,509
Money Market Funds	34,825,094	—	—	34,825,094

	$34,825,094	$389,594,791	$—	$424,419,885

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(110,068)	$—	$—	$(110,068)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $17,972,276 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) August 31, 2021	BlackRock New Jersey Municipal Bond Fund

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

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